Borrowings (Details) - Schedule of current and non- current break up - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2020
Schedule Of Current And Non Current Break Up Abstract
Term loan	$ 1,980,670			$ 1,782,603
Term loan non current	1,980,670			1,782,603
Term loan	396,134
Bonds	176,925,643	182,781,617
Term loan current	$ 177,321,777	$ 182,781,617		$ 171,739,579	$ 7,000,000